Income Tax (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of valuation allowance [Abstract]
Beginning balance	$ 13,408	$ 10,923	$ 11,155
Additions	572	2,485	(232)
Ending balance	$ 13,980	$ 13,408	$ 10,923